Advances for vessels under construction and acquisitions and other vessel costs (Tables)	9 Months Ended
Sep. 30, 2013
Advances For Property Plant And Equipment [Abstract]
Advances For Property Plant And Equipment [Table Text Block]
	September 30, 2013	December 31, 2012
Pre-delivery installments	$37,810	$8,700
Advances for vessel acquisitions	2,270	2,650
Capitalized interest and finance costs	429	100
Other related costs	395	52
Total	$40,904	$11,502

Schedule of Advances For Property Plant And Equipment [Table Text Block]
	September 30, 2013	December 31, 2012
Beginning balance	$11,502	$63,440
- Advances for vessels under construction and other vessel costs	29,782	68,549
- Advances for vessel acquisitions and other vessel costs	26,295	31,827
- Transferred to vessel cost (Note 6)	(26,675)	(152,314)
Ending balance	$40,904	$11,502